Condensed Interim Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2025	Feb. 29, 2024	Aug. 31, 2024	Aug. 31, 2023
Income Statement [Abstract]
Revenue	$ 743,309	$ 784,869	$ 1,512,236	$ 1,352,858	$ 2,688,987	$ 2,502,264
Expenses
Selling, general and administrative	572,853	592,202	995,190	1,031,947	2,382,225	2,170,149
Advertising and Marketing	57,101	150,597	326,945	404,017	860,047	844,796
Salaries, wages and benefits	391,418	541,062	828,764	1,186,316	2,436,783	2,330,127
Interest expense and bank charges	100,005	28,450	273,812	49,881	93,472	56,316
Depreciation	242,181	160,999	429,645	315,184	838,843	441,159
Share-based compensation						33,091
Government Incentive	(21,301)	(29,109)	(48,518)	(80,334)	(97,646)	(591,480)
Total expenses	1,342,257	1,444,201	2,805,838	2,907,011	6,513,724	5,284,158
Loss from operations	(598,948)	(659,332)	(1,293,602)	(1,554,153)	(3,824,737)	(2,781,894)
Write down of investment						(27,143)
(Loss) on extinguishment of liability					(156,339)
Foreign exchange gain (loss)	(969)		4,021	10,772	(38,836)
Gain on change in fair value of warrant liability	4,468	1,876	35,591	12,685	63,769
Gain on change in fair value of conversion feature liability					76,543
Accretion expense					(223,059)
Loss before income taxes	(595,449)	(657,456)	(1,253,990)	(1,530,696)	(4,102,659)	(2,809,037)
Income taxes (recovery) expense
Net loss	(595,449)	(657,456)	(1,253,990)	(1,530,696)	(4,102,659)	(2,809,037)
Foreign currency translation adjustment	(184,795)	1,727	87,556	(10,451)	9,217	(64,509)
Net loss and comprehensive loss	$ (780,244)	$ (655,729)	$ (1,166,434)	$ (1,541,147)	$ (4,093,442)	$ (2,873,546)
Loss per share - basic	$ (0.09)	$ (0.10)	$ (0.13)	$ (0.24)	$ (0.57)	$ (0.45)
Loss per share - diluted	$ (0.09)	$ (0.10)	$ (0.13)	$ (0.24)	$ (0.57)	$ (0.45)
Weighted average number of common shares outstanding - basic	9,026,001	6,475,300	8,760,507	6,475,300	7,145,939	6,306,979
Weighted average number of common shares outstanding - diluted	9,026,001	6,475,300	8,760,507	6,475,300	7,145,939	6,306,979